Consolidated Statements of Income - BRL (R$)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Income
Net operating revenue	R$ 59,595,000,000	R$ 55,845,048,000	R$ 52,100,151,000
Cost of sales	(32,925,368,000)	(31,352,158,000)	(29,415,400,000)
Gross profit	26,669,632,000	24,492,890,000	22,684,751,000
Operating (Expenses) income	(16,810,354,000)	(15,819,378,000)	(14,766,926,000)
Selling expenses	(13,348,112,000)	(12,953,799,000)	(12,439,240,000)
General and administrative expenses	(3,771,605,000)	(3,205,014,000)	(2,957,296,000)
Other operating income (expense)	(327,590,000)	(343,786,000)	(640,320,000)
Equity	18,227,000	4,351,000	10,710,000
Profit (loss) from operating activities	9,859,278,000	8,673,512,000	7,917,825,000
Financial income (expenses), net	(2,588,335,000)	(1,909,703,000)	(2,343,909,000)
Income before taxes	7,270,943,000	6,763,809,000	5,573,916,000
Income and social contribution taxes	(1,093,400,000)	(1,206,477,000)	(533,939,000)
Net income for the year	6,177,543,000	5,557,332,000	5,039,977,000
Attributable to:
Controlling shareholders	6,167,906,000	5,547,948,000	5,029,389,000
Non-controlling shareholders	R$ 9,637,000	R$ 9,384,000	R$ 10,588,000
Basic and diluted earnings per common share (in R$)	R$ 1.91	R$ 1.69	R$ 1.52